Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative financial instruments
19 Derivative financial instruments
The fair values of derivatives are determined based on market data (primarily yield curves, implied volatilities and exchange rates) to calculate the present value of all estimated flows associated with each derivative at the balance sheet date. In the absence of sufficient market data, fair values would be based on the quoted market price of similar derivatives. The classification of these derivative assets and liabilities under the IFRS 13 fair value hierarchy is given in note 26.

		2022		2021
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
–interest rate swaps	27	435	5	2
– cross-currency swaps	126	—	114	—
Cash flow hedges
–interest rate swaps	5	—	—	—
– cross-currency swaps	127	121	107	35
– forward foreign currency contracts	70	71	81	35
Net investment hedges
– forward foreign currency contracts	45	247	62	81
Held-for-trading*
– interest rate swaps	12	14	28	34
– forward foreign currency contracts	149	41	28	127
Total	561	929	425	314
Current	430	427	182	235
Non-current	131	502	243	79
	561	929	425	314
Derivatives
– in respect of net debt**	438	605	273	182
– other	123	324	152	132
	561	929	425	314
Notes:
*    Derivatives which do not meet the tests for hedge accounting under IFRS 9 or which are not designated as hedging instruments are referred to as ‘held-for-trading’. These derivatives principally consist of interest rate swaps and forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group does not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.
**    Derivatives in respect of net debt are in a net liability position of £167 million as at 31 December 2022 (2021: net asset position of £91 million). The Group’s net debt is presented in note 23.
For cash flow hedges, the timing of expected cash flows is as follows: assets of £202 million (2021: £188 million) of which £72 million (2021: £78 million) is expected within one year and £nil million (2021: £107 million) beyond five years and liabilities of £192 million (2021: £70 million) of which £134 million (2021: £33 million) is expected within one year and £nil (2021: £nil) beyond five years.
The Group’s cash flow hedges are principally in respect of sales or purchases of inventory and certain debt instruments. A certain number of forward foreign currency contracts were used to manage the currency profile of external borrowings and are reflected in the currency table in note 23. Interest rate swaps have been used to manage the interest rate profile of external borrowings and are reflected in the re-pricing table in note 23.
The tables below set out the maturities of the Group’s derivative financial instruments on an undiscounted contractual basis, based on spot rates.
The maturity dates of all gross-settled derivative financial instruments are as follows:

				2022				2021
	Assets		Liabilities		Assets		Liabilities
	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m
Within one year
–forward foreign currency contracts	12,506	(12,249)	8,691	(9,049)	5,743	(4,727)	12,407	(12,096)
– cross-currency swaps	731	(608)	689	(767)	14	(22)	17	(36)
Between one and two years
–forward foreign currency contracts	199	(193)	243	(247)	807	(779)	143	(113)
– cross-currency swaps	9	(15)	10	(17)	705	(592)	665	(689)
Between two and three years
– cross-currency swaps	9	(15)	460	(502)	9	(15)	10	(15)
Between three and four years
– cross-currency swaps	9	(15)	—	—	9	(15)	460	(445)
Between four and five years
– cross-currency swaps	756	(579)	—	—	9	(15)	—	—
Beyond five years
– cross-currency swaps	—	—	—	—	726	(579)	—	—
	14,219	(13,674)	10,093	(10,582)	8,022	(6,744)	13,702	(13,394)
The maturity dates of net-settled derivative financial instruments, which primarily relate to interest rate swaps, are as follows:

		2022		2021
	Assets Inflow/ (outflow) £m	Liabilities Outflow/ (inflow) £m	Assets Inflow/ (outflow) £m	Liabilities Outflow/ (inflow) £m
Within one year	263	531	127	225
Between one and two years	30	134	25	19
Between two and three years	—	84	23	11
Between three and four years	—	66	(2)	11
Between four and five years	—	7	—	12
Beyond five years	23	460	—	(17)
	316	1,282	173	261
The items designated as hedging instruments are as follows:

		2022		2021
	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m
Interest rate risk exposure:
Fair value hedges
– interest rate swaps	4,657	(417)	4,413	(35)
– cross-currency swaps	710	11	672	(52)
Cash flow hedges
– interest rate swaps	1,247	(5)	—	—
– cross-currency swaps	1,825	60	1,751	69
Foreign currency risk exposure:
Cash flow hedges
– forward foreign currency contracts	3,695	(2)	3,573	49
Net investment hedges (derivative related)
– forward foreign currency contracts	6,407	(208)	6,120	(27)
Net investment hedges (non-derivative related)
– debt (carrying value) in borrowings designated as net investment hedges of net assets	389	21	368	(24)